Related Party Transactions	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On October 28, 2020, the Sponsor paid $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 10,062,500 Class B Ordinary Shares, par value $0.0001, (the “Founder Shares”). On November 10, 2020, the Sponsor surrendered 718,750 Founder Shares to the Company for no consideration, resulting in an aggregate of 9,343,750 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. The Sponsor agreed to forfeit up to 1,218,750 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriter, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. On December 15, 2020, the underwriter fully exercised its over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.
The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (a) one year after the completion of the Business Combination and (b) upon completion of the Business Combination, (x) if the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing
at least 150 days after the Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the Business Combination that results in all of the shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,316,667 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant with the Sponsor, generating gross proceeds of approximately $9.5 million.
Each whole Private Placement Warrant is exercisable for one whole Class A Ordinary Share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable
on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Business Combination.
Related Party Loans
On October 28, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover for expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable upon the completion of the Initial Public Offering. Through
December 17,
2020, the Company borrowed approximately $128,000 under the Note. The Company repaid the Note in full upon closing of the Initial Public Offering.
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“working capital loans”). If the Company completes a Business Combination, the Company would repay the working capital loans out of the proceeds of the Trust

Account released to the Company. Otherwise, the working capital loans would be repaid only out of funds held outside the Trust
Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the working capital loans but no proceeds held in the Trust Account would be used to repay the working capital loans. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.
 The working capital loans would either be repaid upon completion of a Business Combination, without interest, or, at the lenders’ discretion, up to $
1.5
 million of such working capital loans may be convertible into warrants of the post Business Combination entity at a price of $
1.50
per warrant. The warrants would be identical to the Private Placement Warrants. As of the December
31
,
2020
, the Company had
no
borrowings under the working capital loans.
Administrative Support Agreement
Commencing on December 14, 2020, the Company agreed to reimburse the Sponsor for out-of-pocket
expenses through the completion of the Business Combination or the Company’s liquidation. Office space and administrative support services provided to the Company by the Sponsor will be provided free of charge. In addition, executive officers and directors, or any of their respective affiliates, including Ricketts SPAC Investment LLC and Raine Securities LLC and other entities affiliated with Marquee and The Raine Group, will be reimbursed for any reasonable fees and out-of-pocket expenses incurred in
connection with activities on the Company’s, behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or their affiliates. Any such payments prior to a Business Combination will be made using funds held outside the Trust Account.

Note 4 - Related Party Transactions
Founder Shares
On October 28, 2020, the Sponsor paid $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 10,062,500 Class B Ordinary Shares, par value $0.0001, (the “Founder Shares”). On November 10, 2020, the Sponsor surrendered 718,750 Founder Shares to the Company for no consideration, resulting in an aggregate of 9,343,750 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. The Sponsor agreed to forfeit up to 1,218,750 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriter so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. On December 15, 2020, the underwriter fully exercised its over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.
The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (a) one year after the completion of the Business Combination and (b) upon completion of the Business Combination, (x) if the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the Business Combination that results in all of the shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property.

Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,316,667 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant with the Sponsor, generating gross proceeds of approximately $9.5 million.
Each whole Private Placement Warrant is exercisable for one whole Class A Ordinary Share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Business Combination.
Related Party Loans
On October 28, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover for expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable upon the completion of the Initial Public Offering. Through December 17, 2020, the Company borrowed approximately $128,000 under the Note. The Company repaid the Note in full upon closing of the Initial Public Offering and no longer has access to this facility.
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“working capital loans”). If the Company completes a Business Combination, the Company would repay the working capital loans out of the proceeds of the Trust Account released to the Company. Otherwise, the working capital loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the working capital loans
,
but no proceeds held in the Trust Account would be used to repay the working capital loans. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans. The working capital loans would either be repaid upon completion of a Business Combination, without interest, or, at the lenders’ discretion, up to $1.5 million of such working capital loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of the
September
 30, 2021 and December 31, 2020, the Company had no borrowings under the working capital loans.
Administrative Support Agreement
Commencing on December 14, 2020, the Company agreed to reimburse the Sponsor for out-of-pocket
expenses through the completion of the Business Combination or the Company’s liquidation. Office space and administrative support services provided to the Company by the Sponsor will be provided free of charge. In addition, executive officers and directors, or any of their respective affiliates, including Ricketts SPAC Investment LLC and Raine Securities LLC and other entities affiliated with Marquee and The Raine Group, will be reimbursed for any reasonable fees and out-of-pocket
expenses incurred in connection with activities on the
Company’s, behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or their affiliates. Any such payments prior to a Business Combination will be made using funds held outside the Trust Account. As of and for the three and nine
months ended,
September
30, 2021, there were no amounts incurred or accrued under the terms of such agreement.